March 30, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD FIXED INCOME SECURITIES FUNDS (THE TRUST)
     FILE NO.  2-47371

Commissioners:

Enclosed is the 75th Post-Effective Amendment of the Registration Statement on Form N-1A for the Trust. The purposes of this Amendment are to: (1) disclose the amended terms of Vanguard High-Yield Corporate Fund's investment advisory fee arrangement with Wellington Management Company (Vanguard High-Yield Corporate Fund is a series of the Trust); (2) comply with new Form N-1A requirements concerning polices related to market timing, fair value pricing, and disclosure of portfolio holdings; (3) comply with new Form N-1A requirements concerning disclosure regarding portfolio managers; and (4) effect a number of non-material editorial changes.

 Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on May 31, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on May 31, 2005.

 Please contact me at (610) 503-5804 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Frances T. Han
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission